Intangible Assets	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
13.
INTANGIBLE ASSETS

Intangible assets with finite useful lives that are acquired separately are carried at cost less accumulated amortization and accumulated impairment losses, if any. Amortization for intangible assets with finite useful lives is recognized on a straight-line basis over their estimated useful lives. The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis. Intangible assets not yet available for use that are acquired separately are carried at cost less any subsequent accumulated impairment losses.

On May 6, 2024, GlycoMimetics, the Group’s licensor of uproleselan in China, announced negative results from its pivotal Phase 3 study of uproleselan in relapsed or refractory acute myeloid leukemia. The Group has been conducting a Phase 3 bridging study of uproleselan in China for the same indication. The Group believes that positive results from the GlycoMimetics global study was necessary for approval of uproleselan in China for this indication. Therefore, as a result of these negative Phase 3 results from GlycoMimetics, the Group determined the recoverable amount was lower than the carrying value of the intangible asset and recorded an impairment loss of $10.0 million to write down the full value of our intangible asset for this program.

As of December 31, 2024, the Group’s intangibles had a total cost of $1.8 million and accumulated amortization of $0.1 million, for a net book value totaling $1.7 million.

On December 11, 2025, the Group issued a formal notice of termination to Edison Oncology Holding Corporation ("Edison") regarding the Development and License Agreement for APL-122 (EO1001), citing Edison’s failure to meet certain material performance and reporting obligations under the agreement. The termination was effective immediately, and the Group disputes any outstanding payment obligations claimed by Edison based on its non-performance. The Group determined that the related intangible asset was no longer recoverable and recorded an impairment loss of $1.5 million for the six months ended June 30, 2025, writing down the remaining carrying value of the asset.

As of June 30, 2025, the Group’s intangibles had a total cost of $0.3 million and accumulated amortization of $0.1 million, for a net book value totaling $0.2 million.